INCOME TAXES (Details 1)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011
Income Taxes Details 1
Federal statutory tax rate	(35.00%)	(35.00%)
Permanent difference and other	35.00%	35.00%
Effective tax rate